RELATED PARTY TRANSACTIONS - Narrative (Details) $ / shares in Units, $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2023 USD ($)	Mar. 28, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) agreement $ / shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	May 24, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Related party, equity commitment					$ 1,000
Preferred shares (in dollars per share) | $ / shares			$ 25.00		$ 25.00
Amount called on the equity commitment					$ 0		$ 0
Due from Brookfield Infrastructure			$ 1,684		1,684		1,288
Interest expense, related party transactions			1	$ 1	1	$ 1
Amounts receivable, related party transactions			0		$ 0		19
AusNet Services Ltd
Disclosure of transactions between related parties [line items]
Gain on disposition	$ 32
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax	$ 28
Australian Regulated Utility Operation
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	7.90%
Proceeds from sales of interests in associates	$ 435
Senior Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Borrowings maturity, term					10 years
Credit facility, maximum borrowing capacity			1,000		$ 1,000
Borrowing agreements | agreement					2
Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Subsidiary and corporate borrowings			0		$ 0		0	$ 200
Due from Brookfield Infrastructure			1,602		1,602		1,038
Interest expense, related party transactions			$ 3	4	$ 8	4
Borrowings, interest rate			0.20%		0.20%
Repayments of borrowings, classified as financing activities		$ 26			$ 0
Brookfield Infrastructure | Loans Payable to Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Interest expense, related party transactions			$ 1		$ 1
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter					0.3125%
Asset management fee, percent					1.25%
Services received, related party transactions			15	$ 16	$ 31	$ 31
Subsidiary of Common Parent
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions			10		10		10
Subsidiary of Common Parent | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions			0		0		0
Revenue from rendering of services, related party transactions			1		1		$ 1
Subsidiary of Common Parent | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Subsidiary and corporate borrowings		$ 250	58		58			24
Interest expense, related party transactions			$ 1		$ 1
Borrowings, adjustment to interest rate basis		2.10%
Subsidiary of Common Parent | Brookfield Infrastructure | Loans Payable to Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Subsidiary and corporate borrowings								$ 100
Subsidiary of Common Parent | Brookfield Infrastructure | Loans Payable to Brookfield Infrastructure, Until June 30, 2026
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis		2.00%						2.10%
Subsidiary of Common Parent | Brookfield Infrastructure | Loans Payable to Brookfield Infrastructure, Until May 24, 2029
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis								4.75%